STAPLED UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - DSUs for trustees/directors shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Executive Deferred Stapled Unit Plan
Outstanding, Number of shares, beginning balance (in shares) | shares	85	67
Granted, Number of shares (in shares) | shares	16	18
Outstanding, Number of shares, ending balance (in shares) | shares	101	85
Outstanding, Weighted Average Grant Date Fair Value, beginning balance (in dollars per share) | $ / shares	$ 58.50	$ 52.93
New Grants, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares	97.41	79.64
Outstanding, Weighted Average Grant Date Fair Value, ending balance (in dollars per share) | $ / shares	$ 64.58	$ 58.50